Initial Public Offering (Q3) (Details) - $ / shares		9 Months Ended	12 Months Ended
	Dec. 22, 2022	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Line Items]
Price per share		$ 9.2
Total equity proceeds		60.00%	60.00%
Redemption trigger price		$ 18	$ 18
Redemption of warrants, description		●in whole and not in part; ●at a price of $0.01 per warrant; ●upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); ●if, and only if, the last sale price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	●in whole and not in part; ●at a price of $0.01 per warrant; ●upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); ●if, and only if, the last sale price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Shares issued (in Shares)	18,975,000
Price per share	$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Shares issued (in Shares)	2,475,000
Common Stock [Member]
Initial Public Offering [Line Items]
Price per share	$ 10	$ 11.5
Public Warrants [Member]
Initial Public Offering [Line Items]
Exercise price per share		$ 9.2
Minimum [Member]
Initial Public Offering [Line Items]
Market value percentage		115.00%
Minimum [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Market value percentage			115.00%
Maximum [Member]
Initial Public Offering [Line Items]
Market value percentage		180.00%
Maximum [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Market value percentage			180.00%
Warrant [Member]
Initial Public Offering [Line Items]
Price per share	$ 11.5